Certain Risks and Concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Balance sheet (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents		$ 199,504	$ 361,777	$ 404,275	$ 93,906
Short-term investments		181,960	70,328
Accounts receivable, net		14,536	11,266
Due from related parties		1,097	45
Deferred tax assets		1,221	689
Inventories		374	480
Prepayments and other current assets		13,593	13,068
Total current assets		412,285	457,653
Non-current assets:
Deferred tax assets		3,272	8,593
Property and equipment, net		21,016	18,036
Construction in progress		574	14
Intangible assets, net		10,746	13,433
Goodwill		20,497	21,896
Other long-term prepayments		1,187	7,431
Total assets		509,795	538,361
Current liabilities:
Accounts payable (note a)		33,376	21,736
Due to a related party		45	38
Deferred revenue and income, current portion		24,532	25,113
Accrued liabilities and other payables (note b)		33,131	27,379
Total current liabilities		93,405	76,736
Non-current liabilities:
Deferred revenue and income, non-current portion	[1]	4,082	5,383
Total liabilities		103,545	93,680
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents		40,393	32,461
Short-term investments		28,749	69,522
Accounts receivable, net		14,824	11,573
Due from related parties		1,083	30
Deferred tax assets		971	351
Inventories		374	480
Prepayments and other current assets		15,123	31,659
Total current assets		101,517	146,076
Non-current assets:
Equity method investments		25,479	9,884
Deferred tax assets		1,849	6,791
Property and equipment, net		20,059	17,991
Construction in progress		574	14
Intangible assets, net		11,083	14,297
Goodwill		20,497	21,896
Other long-term prepayments		1,187	7,430
Total non-current assets		80,728	78,303
Total assets		182,245	224,379
Current liabilities:
Accounts payable (note a)	[2]	44,162	33,262
Due to a related party		45	38
Deferred revenue and income, current portion		24,260	24,902
Income tax payable		2,253	2,407
Accrued liabilities and other payables (note b)	[3]	104,114	131,312
Total current liabilities		174,834	191,921
Non-current liabilities:
Deferred revenue and income, non-current portion		3,539	4,751
Total non-current liabilities		3,539	4,751
Total liabilities		$ 178,373	$ 196,672

[1]	As of December 31, 2016, the non-current portion included membership subscription revenue of USD 820 thousand (2015: USD719 th0usand), government grants of USD2,719 thousand (2015: USD4,032 thousand), and reimbursement from the depositary of USD543 thousand (2015: USD632 thousand).
[2]	The balance included inter-companies balances with the Company and its subsidiaries of USD 11,626 thousand and USD 9,360 thousand as of December 31, 2015 and 2016, respectively.
[3]	The balance included inter-companies balances with the Company and its subsidiaries of USD 105,872 thousand and USD 91,477 thousand as of December 31, 2015 and 2016, respectively.